Schedule of Operating Lease Liability Maturity (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
2022 (for the nine months remaining)	$ 100,984
2023	208,004
2024	205,999
2025	200,496
2026 and thereafter	1,335,816
Total minimum lease payments	2,051,299
Less interest	554,318
Present value of lease liabilities	1,496,981
Less current portion	106,999		$ 45,271
Long-term lease liabilities	$ 1,389,982		$ 156,254